Aristotle Pacific EXclusive Fund Series I
Schedule of Investments
December 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 45.6%	Par	Value
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	$55,355	$55,023
Series 2024-N2, Class C, 5.82%, 09/10/2030 (a)	100,000	102,075
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	81,898	83,144
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	92,043	94,122
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4, 5.17%, 05/15/2030	10,000	10,163
John Deere Owner Trust 2022, Series 2022-B, Class A3, 3.74%, 02/16/2027	5,061	5,059
Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/2030 (a)	100,000	99,832
Marriott Vacations Worldwide Corp., Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	56,470	56,996
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 04/15/2031	55,000	57,079
Navient Student Loan Trust
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	64,722	61,696
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	73,612	69,715
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	82,482	75,765
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	96,076	98,374
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028 (a)	100,000	99,819
Pagaya AI Debt Selection Trust
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	33,140	33,176
Series 2024-11, Class A, 5.09%, 07/15/2032 (a)	73,532	73,862
Santander Consumer USA Holdings, Inc.
Series 2024-5, Class C, 4.78%, 01/15/2031	50,000	50,302
Series 2025-3, Class B, 4.49%, 09/15/2031	100,000	100,805
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	92,940	93,037
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.59%, 01/15/2053 (a)	83,302	77,268
Series 2022-D, Class A1A, 5.37%, 10/15/2058 (a)	55,243	56,220
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035 (a)	150,000	150,099
TOTAL ASSET-BACKED SECURITIES (Cost $1,594,926)		1,603,631

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.4%	Par	Value
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070 (a)(b)	98,195	98,519
Angel Oak Mortgage Trust LLC
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	119,825	121,357
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(b)	141,276	142,766
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064 (a)(b)	165,825	167,573
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065 (a)(b)	128,731	129,623
Onslow Bay Mortgage Loan Trust
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(b)	89,463	90,255
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(c)	95,729	95,862
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	100,000	102,825
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	100,000	89,513
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(c)	100,000	100,412
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,134,489)		1,138,705

CORPORATE BONDS - 12.8%	Par	Value
Communications - 0.9%
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	30,000	31,722

Financials - 8.9%
Bank of America Corp., 6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	100,000	104,275
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	100,000	103,987
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	100,000	106,226
		314,488

Utilities - 3.0%
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	50,000	51,526
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	50,000	52,304
		103,830
TOTAL CORPORATE BONDS (Cost $443,567)		450,040

COLLATERALIZED LOAN OBLIGATIONS - 7.1%	Par	Value
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	250,000	250,187
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $250,000)		250,187

TOTAL INVESTMENTS - 97.9% (Cost $3,422,982)		3,442,563
Money Market Deposit Account - 1.6% (d)		57,735
Other Assets in Excess of Liabilities - 0.5%		15,105
TOTAL NET ASSETS - 100.0%		$3,515,403

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,907,063 or 82.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$1,603,631	$–	$1,603,631
Collateralized Mortgage Obligations	–	1,138,705	–	1,138,705
Corporate Bonds	–	450,040	–	450,040
Collateralized Loan Obligations	–	250,187	–	250,187
Total Investments	$–	$3,442,563	$–	$3,442,563

Refer to the Schedule of Investments for further disaggregation of investment categories.